International Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans:
Loans	$ 9,460,422	$ 8,809,826
Less allowance for probable credit losses	(159,174)	(156,537)	$ (157,069)	$ (125,972)
Net loans	9,301,248	8,653,289
Accrued interest receivable	72,430	72,175
International Banking Services
Loans:
Accrued interest receivable	1,844	991
Outstanding standby and commercial letters of credit	135,581	149,543
Revenues	10,993	8,669	$ 8,212
International Banking Services | Foreign
Loans:
Loans	392,811	186,561
Less allowance for probable credit losses	(4,788)	(1,346)
Net loans	388,023	185,215
International Banking Services | Foreign | Commercial
Loans:
Loans	300,079	99,836
International Banking Services | Foreign | Others
Loans:
Loans	$ 92,732	$ 86,725